September 12, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mercury Computer Systems, Inc.

Annual Report on Form 10-K for the fiscal year ended June 30, 2006

File No. 000-23599

Ladies and Gentlemen:

This letter is being submitted on behalf of Mercury Computer Systems, Inc. (the “Company”) pursuant to General Instruction D(3) of Form 10-K in connection with the concurrent filing by the Company with the Securities and Exchange Commission of its annual report on Form 10-K for the fiscal year ended June 30, 2006 (the “Mercury 10-K”). As stated in Note I to the consolidated financial statements included in the Mercury 10-K, the Company changed its method of applying an accounting principle for the annual goodwill impairment test by changing the impairment test date from the third fiscal quarter to the fourth fiscal quarter. The Company has deemed this newly adopted method of applying an accounting principle to be preferable in the circumstances because the impairment test date aligns with the Company’s normal business process for updating the Company’s strategic plan and forecasts, which is finalized each year in the fourth fiscal quarter.

Sincerely,

/s/ Alex N. Braverman

Alex N. Braverman

Vice President, Controller and

Chief Accounting Officer

Mercury Computer Systems, Inc.

199 Riverneck Road • Chelmsford, MA 01824-2820 V: (978) 256-1300 • F: (978) 967-3302 • www.mc.com